RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 83	$ 94
Amounts charged to research and development expenses	$ 194	$ 240	$ 294